Condensed Financial Information Parent Company Only (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net income	$ 3,174,509	$ 2,880,443	$ 2,842,311	$ 1,861,239	$ 2,371,300	$ 2,261,943	$ 2,419,298	$ 1,771,905	$ 10,758,502	$ 8,824,446
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities									13,584,217	11,246,656
Cash Flows from Financing Activities
Redemption of preferred stock									0	(500,000)
Dividends paid on preferred stock									54,375	87,500
Dividends paid on common stock									2,947,185	2,837,058
Net cash provided by financing activities									169,893,711	6,381,604
Net (decrease) increase in cash and cash equivalents									66,487,708	(19,372,603)
Cash Paid for Interest									4,899,795	6,116,917
Dividends paid:
Dividends declared									4,004,030	3,951,279
Dividends reinvested									(1,039,072)	(1,097,234)
Parent Company [Member]
Cash Flows from Operating Activities
Net income									10,758,502	8,824,446
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary									(7,779,355)	(5,369,994)
(Increase) decrease in income taxes receivable									28,097	(5,827)
Net cash provided by operating activities									3,007,244	3,448,625
Cash Flows from Financing Activities
Redemption of preferred stock									0	(500,000)
Dividends paid on preferred stock									(54,375)	(87,500)
Dividends paid on common stock									(2,947,185)	(2,837,058)
Net cash provided by financing activities									(3,001,560)	(3,424,558)
Net (decrease) increase in cash and cash equivalents									5,684	24,067
Cash Beginning				$ 744,687				$ 720,620	744,687	720,620
Cash Ending	$ 750,371				$ 744,687				750,371	744,687
Cash Received for Income Taxes									213,071	207,244
Cash Paid for Interest									476,666	694,573
Dividends paid:
Dividends declared									4,004,030	3,951,279
Increase in dividends payable attributable to dividends declared									(17,773)	(16,987)
Dividends reinvested									(1,039,072)	(1,097,234)
Total common shares dividends paid									$ 2,947,185	$ 2,837,058